Post Employment Benefits - Summary of Pension Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Pension obligations	€ 131	€ 204
Total	€ 131	€ 204